GOODWILL AND INTANGIBLE ASSETS, NET (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Goodwill and other intangible assets, net
Impairment	$ 4,167
Perion Network Ltd [Member]
Goodwill and other intangible assets, net
Deferred tax liability written off and included in taxed on income as tax benefit	1,667
Grow Mobile [Member]
Goodwill and other intangible assets, net
Impairment	$ 4,167